Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Repayment schedule [Abstract]
Project debt	$ 4,319,260	$ 4,248,343
Short-term project debt	$ 387,387	395,451
Chile PV 1 and PV2 [Member]
Repayment schedule [Abstract]
Percentage of ownership equity interest	35.00%
Short-term project debt	$ 71,000	23,000
Remainder of 2024 [Member]
Repayment schedule [Abstract]
Interest payment		53,484
Nominal repayment		147,684
Between January and September 2025 [Member]
Repayment schedule [Abstract]
Project debt		175,620
Between October and December 2025 [Member]
Repayment schedule [Abstract]
Project debt		155,012
2024 [Member]
Repayment schedule [Abstract]
Interest payment	15,215
Nominal repayment	305,087
2025/2026 [Member]
Repayment schedule [Abstract]
Project debt	325,303	358,009
2026/2027 [Member]
Repayment schedule [Abstract]
Project debt	352,495	506,734
2027/2028 [Member]
Repayment schedule [Abstract]
Project debt	499,968	471,021
2028 [Member]
Repayment schedule [Abstract]
Project debt	464,648
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,356,544	$ 2,380,779